Long-Term Debt - Summary of Credit Facilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding as at December 31	$ 0	$ 0
Commercial paper outstanding, backstopped by the credit facility, as at December 31 (Note 20)	730,000,000	389,000,000
Amounts borrowed and repaid during the year ended December 31	0	0
Notes Due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Facility as at December 31	$ 3,250,000,000	$ 3,250,000,000
Maturity	May 31, 2021	May 31, 2021
Borrowings outstanding as at December 31	$ 0	$ 0
Amounts borrowed and repaid during the year ended December 31	0	0
Notes Due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Facility as at December 31	$ 250,000,000	$ 250,000,000
Maturity	May 31, 2020	May 31,2020
Borrowings outstanding as at December 31	$ 0	$ 0
Amounts borrowed and repaid during the year ended December 31	$ 0	$ 0